FAIR VALUE MEASUREMENTS (Details) - Schedule of changes in the fair value of the FPA liability - Northern Genesis Acquisition Corp II [Member]	5 Months Ended
Sep. 30, 2021 USD ($)
Fair value, April 21, 2021	$ 966,667
Loss on change in fair value	(253,333)
Fair value, June 30, 2021	$ 713,334